Statement of Financial Position - Parenthetical - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	43,024,369	36,628,860
Common Stock, Shares Outstanding	43,024,369	36,628,860